Financial Instruments (Details) - Schedule of Financial Instruments - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities	$ 8,460,194	$ 7,139,817	$ 680,328	$ 183,895
Financial liabilities, at fair value	8,460,194	7,139,817	680,328	183,895
Loans And Borrowings [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities	4,941,318	3,568,896	432,201	6,240,713
Financial liabilities, at fair value	4,941,318	3,568,896	432,201	6,240,713
Holdback Payable [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities	400,000	377,465
Financial liabilities, at fair value	400,000	377,465
Lease liabilities [member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities	245,096	330,821	2,418,706	2,882,152
Financial liabilities, at fair value	245,096	330,821	2,418,706	2,882,152
Due to Related Party [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities measure at amortised cost:
Financial liabilities	811,905	679,617
Financial liabilities, at fair value	811,905	679,617
Cash [Member] | Level 1 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets	443,338	228,794	3,495,390	13,504
Financial assets, at fair value	443,338	228,794	3,495,390	13,504
Marketable Securities [Member] | Level 1 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets	270,000	263,691
Financial assets, at fair value	270,000	263,691
Trade receivables [member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets	657,568	1,235,619	242,357
Financial assets, at fair value	657,568	1,235,619	242,357
Cash Loans Receivable [Member] | Level 2 of fair value hierarchy [member]
Financial assets measured at amortised cost:
Financial assets	506,460	483,588
Financial assets, at fair value	$ 506,460	$ 483,588